CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenue (Note 10)	$ 170.5	$ 161.3	$ 350.3	$ 334.4
Costs of sales
Costs of sales (Note 11)	27.4	29.8	59.8	60.0
Depletion and depreciation	58.9	59.6	119.8	120.2
Total costs of sales	86.3	89.4	179.6	180.2
Gross profit	84.2	71.9	170.7	154.2
Other operating expenses (income)
General and administrative expenses	5.6	7.0	12.5	12.2
Gain on sale of gold bullion	(0.4)		(0.8)	(0.3)
Total other operating expenses (income)	5.2	7.0	11.7	11.9
Operating income	79.0	64.9	159.0	142.3
Foreign exchange gain and other income (expenses)		(0.1)		0.5
Income before finance items and income taxes	79.0	64.8	159.0	142.8
Finance items (Note 13)
Finance income	1.2	0.7	1.9	1.7
Finance expenses	(2.5)	(0.8)	(5.0)	(1.7)
Net income before income taxes	77.7	64.7	155.9	142.8
Income tax expense (Note 14)	13.7	11.1	26.7	24.6
Net income	$ 64.0	$ 53.6	$ 129.2	$ 118.2
Basic earnings per share (Note 16) (in dollars per share)	$ 0.34	$ 0.29	$ 0.69	$ 0.64
Diluted earnings per share (Note 16) (in dollars per share)	$ 0.34	$ 0.29	$ 0.69	$ 0.63
Weighted average number of shares outstanding (Note 16)	187.2	186.0	187.1	186.0
Weighted average number of shares outstanding (Note 16)	187.5	186.3	187.4	186.3
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	$ 14.1	$ (17.3)	$ 28.1	$ (40.5)
Items that will not be reclassified subsequently to profit and loss
Changes in the fair value of equity investments at fair value through	24.8	10.4	47.7	(15.3)
other comprehensive income ("FVTOCI"), net of income tax (Note 5)	38.9	(6.9)	75.8	(55.8)
Comprehensive income	$ 102.9	$ 46.7	$ 205.0	$ 62.4